SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

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                                    FORM N-Q

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                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-00018

                             AMERITOR SECURITY TRUST
               (Exact name of registrant as specified in charter)

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                    Offices of Ameritor Financial Corporation
                       4400 MacArthur Boulevard, Suite 301
                              Washington, D.C 20007
               (Address of principal executive offices) (Zip code)

                            Jerome Kinney, President
                       4400 MacArthur Boulevard, Suite 301
                              Washington, D.C 20007
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (202) 625-6000

                     DATE OF FISCAL YEAR END: June 30, 2009

                    DATE OF REPORTING PERIOD: March 31, 2009


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ITEM 1. SCHEDULE OF INVESTMENTS (UN-AUDITED)

NUMBER OF SHARES          DESCRIPTION                               MARKET VALUE
              BANKING                                 3.31%
       300      Bank Of America Corporation                             2,046.00
       305      HSBC Holdings                                           8,607.00
       127      HSBC RIGHTs                                                 1.00
        39      WELLS FARGO                                               555.00
                                                                    ------------
                                                                       11,209.00
              COMPUTERS & PERIPHERAL                 16.55%
       500      Dell inc.                                               4,740.00
       500      Intel Corporation                                       7,525.00
       200      Internat Busin Mach                                    19,378.00
       200      Cisco                                                   3,354.00
       200      Apple Computer                                         21,024.00
                                                                    ------------
                                                                       56,021.00
              COMUNICATIONS                           1.21%
        29      Nortel Networks                                             7.00
       300      Comcast Corp                                            4,092.00

              HOTELS                                  1.45%
       300      Marriott International                                  4,908.00

              DIVERSIFIED MINERALS                    7.42%
       500      Alcoa inc.                                              3,670.00
       200      Freeport-Mcmoran Copper & Gold Inc.                     7,622.00
     2,000      Northern Dynasty Minerals ltd.                         13,820.00
                                                                    ------------
                                                                       25,112.00
              DRUG & MEDICAL                          8.83%
       200      Amgen, inc.                                             9,904.00
       200      Johnson & Johnson                                      10,520.00
       250      Novartis Ag                                             9,459.00
                                                                    ------------
                                                                       29,883.00
              ELECTRONICS/EQUIPMENT                   5.18%
       300      Canon Inc Adr                                           8,709.00
       300      Medtronic Inc.                                          8,841.00
                                                                    ------------
                                                                       17,550.00
              ENERGY
       200      Alliance Resource LP                                    5,820.00
       200      Chesapeake Energy                                       3,412.00
       300      Cnx Gas Corporation                                     7,113.00
                                                                    ------------
                                                                       16,345.00
              FINANCIAL & COMMERCIAL SERVICES         1.45%
       200      Citigroup inc.                                            506.00
       350      Western Union Co                                        4,400.00
                                                                    ------------
                                                                        4,906.00
              FOOD/HEALTH CARE                        7.25%
       200      Nutrisystem, Inc.                                       2,854.00
       200      Pepsico Inc.                                           10,296.00
       300      Wellpoint                                              11,391.00
                                                                    ------------
                                                                       24,541.00
              MANUFACTURING/ENGINEERING               9.72%
       100      Flowserve Corp                                          5,612.00
       400      General electric                                        4,044.00
       300      Honeywell Intl, Inc.                                    8,358.00
       300      Ingersoll-Rand Company limited                          4,140.00
       250      United Technologies                                    10,745.00
                                                                    ------------
                                                                       32,899.00

              OIL SERVICES                           13.06%
       300      Nabors Industries ltd.                                  2,997.00
       300      Halliburton Company                                     4,641.00
       200      Canadian Natural Resources ltd                          7,712.00
       300      Occidential Petrolum                                   16,695.00
       300      Schlumberger                                           12,186.00
                                                                    ------------
                                                                       44,231.00
              PSYCHIATRIC THERAPY                     0.93%
                                                                    ------------
       200      Psychiatric Solutions, inc.                             3,146.00

              PUBLISHING                              1.35%
                                                                    ------------
       200      Mcgraw Hill Cos, Inc                                    4,574.00

              RECREATION                              4.19%
       200      Polaris Industries inc.                                 4,288.00
       250      Shanda Interactive                                      9,882.00
                                                                    ------------
                                                                       14,170.00
              RETAILERS/APPAREL                      11.42%
       300      Lowe's Companies, inc.                                  5,475.00
       200      Home Depot, inc.                                        4,712.00
       150      Walgreen Company                                        3,894.00
       250      Walmart                                                13,025.00
       200      Carters                                                 3,762.00
       300      Crocs Inc                                                 357.00
       300      Ebay Inc                                                3,768.00
       200      Staples                                                 3,662.00
                                                                    ------------
                                                                       38,655.00
              SAVINGS & LOANS                         0.01%
                                                                    ------------
       450      Washington Mutual, inc.                                    25.00

              TELECOM-CELLULAR                        0.55%
                                                                    ------------
      1000      Alcatel Lucent                                          1,860.00

              TRANSPORTATION                          0.54%
                                                                    ------------
       500      Jetblue Airways Corp                                    1,825.00

              SHORT TERM INVESTMENTS                  0.77%
                                                                    ------------
                Evergreen Investments                                   2,604.00
----------                                          ----------------------------
    16,350    NET ASSETS                            100.00%           338,556.00


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                          AMERITOR SECURITY TRUST

the tax basis cost of the Fund's investments was $598,115.95 and the unrealized appreciation and depreciation were $8,571.68 and $270,769.90 respectively.

For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.


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ITEM 2.     CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.     EXHIBITS.

(a) A separate certification for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)) are filed herewith.


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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                       Ameritor Security Trust

By:                                /s/ Jerome Kinney
                                   ---------------------------
                                   Name:  Jerome Kinney
                                   Title: President (Principal
                                   Executive Officer)

Date: May 13, 2009

By:                                /s/ Jerome Kinney
                                   ---------------------------
                                   Title: Treasurer
                                   (Principal Financial
                                   and Accounting Officer

Date: May 13, 2009